Corporate income tax and deferred taxes continuing operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate income tax and deferred taxes [Abstract]
Tax expense (income)	€ 145	€ 115	€ 30
Current tax expense (income)	(107)	(146)	(64)
Deferred tax expense (income)	(28)	65	42
Withholdings in a foreign operation	(36)	(73)	(51)
Change to the prior year tax evaluation and other	€ 26	€ 39	€ 43